Northern Lights Fund Trust III

Good Harbor Tactical Core US Fund, Good Harbor Tactical Equity Income Fund, Good Harbor Tactical Core Developed Markets Fund, Good Harbor Tactical Core Emerging Markets Fund, and Good Harbor Tactical Currency Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for the Good Harbor Tactical Core US Fund, Good Harbor Tactical Equity Income Fund, Good Harbor Tactical Core Developed Markets Fund, Good Harbor Tactical Core Emerging Markets Fund, and Good Harbor Tactical Currency Strategy Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 17, 2015, (SEC Accession No. 0001580642-15-000733).